Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2019
Registrant Name	UBS INVESTMENT TRUST
Entity Central Index Key	0000873803
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 20, 2019
Document Effective Date	Dec. 27, 2019
Prospectus Date	Dec. 27, 2019
UBS U.S. Allocation Fund | Class P
Prospectus:
Trading Symbol	PWTYX
UBS U.S. Allocation Fund | Class A
Prospectus:
Trading Symbol	PWTAX